Income Taxes - Summary of Current and Deferred Components of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Taxes
Current income tax	$ 52,471	¥ 365,292	¥ 330,859	¥ 318,090
Deferred income tax	(37,354)	(260,049)	(171,230)	(124,887)
Income tax expenses	$ 15,117	¥ 105,243	¥ 159,629	¥ 193,203